ORDINARY SHARES - Schedule Of Shares Reserved For Future Issuance Under Equity Compensation Plans (Details) - shares shares in Thousands	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Equity compensation plans	953	1,554